Document and Entity Information	Dec. 14, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 14, 2018
Registrant Name	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	0000730044
Amendment Flag	false
Document Creation Date	Dec. 14, 2018
Document Effective Date	Dec. 14, 2018
Prospectus Date	Apr. 30, 2018
Morgan Stanley US Government Securities Trust | A
Prospectus:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B
Prospectus:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L
Prospectus:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Prospectus:
Trading Symbol	USGDX
Morgan Stanley US Government Securities Trust | Class C
Prospectus:
Trading Symbol	MSGVX